     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 1999

                                                      REGISTRATION NO. 333-01227
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--204
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY         MICHAEL KOCHMANN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 16, 1999.

Check box if it is proposed that this filing will become effective on July 30, 1999 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--204
                              (A UNIT INVESTMENT TRUST)
                              O   CALIFORNIA, CONNECTICUT, MARYLAND, NEW YORK,
                                  PENNSYLVANIA AND VIRGINIA PORTFOLIOS
                              O   PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated July 30, 1999.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF MARCH 31, 1999, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
California Insured Portfolio--
   Risk/Return Summary..................................           3
Connecticut Portfolio--Risk/Return Summary..............           6
Maryland Portfolio--Risk/Return Summary.................           9
New York Insured Portfolio--
   Risk/Return Summary..................................          12
Pennsylvania Insured Portfolio--
   Risk/Return Summary..................................          15
Virginia Portfolio--
   Risk/Return Summary..................................          18
What You Can Expect From Your Investment................          23
   Monthly Income.......................................          23
   Return Figures.......................................          23
   Records and Reports..................................          23
The Risks You Face......................................          24
   Interest Rate Risk...................................          24
   Call Risk............................................          24
   Reduced Diversification Risk.........................          24
   Liquidity Risk.......................................          24
   Concentration Risk...................................          24
   State Concentration Risk.............................          25
   Bond Quality Risk....................................          28
   Insurance Related Risk...............................          28
   Litigation and Legislation Risks.....................          29
Selling or Exchanging Units.............................          29
   Sponsors' Secondary Market...........................          29
   Selling Units to the Trustee.........................          29
   Exchange Option......................................          30
How The Fund Works......................................          30
   Pricing..............................................          30
   Evaluations..........................................          30
   Income...............................................          31
   Expenses.............................................          31
   Portfolio Changes....................................          31
   Fund Termination.....................................          32
   Certificates.........................................          32
   Trust Indenture......................................          32
   Legal Opinion........................................          33
   Auditors.............................................          33
   Sponsors.............................................          33
   Trustee..............................................          33
   Underwriters' and Sponsors' Profits                            33
   Public Distribution..................................          34
   Code of Ethics.......................................          34
   Year 2000 Issues.....................................          34
Taxes...................................................          34
Supplemental Information................................          37
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $3,640,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            6%
/ / Hospital/Health Care                               17%
/ / Lease Rental Appropriation                         30%
/ / Municipal Water/Sewer Utilities                    31%
/ / Refunded Bonds                                     4%
/ / Universities/Colleges                              12%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in lease rental appropriation and municipal water/sewer utility bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.52
           Annual Income per unit:                           $   54.35
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.36
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.32
           Other Operating Expenses
                                                    -----------
                                                     $    2.02
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                                                     NO SALES
                        WITH SALES FEE                  FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS


-------------------------------------------------------------------


High            4.57%        7.62%        7.61%        8.82%
Average         2.32         5.66         5.52         6.70
Low             0.40         4.27         3.11         5.10


-------------------------------------------------------------------


Average
Sales fee       3.18%        5.10%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,072.23
           (as of March 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

CONNECTICUT PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,800,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o 51% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 9%
/ / Hospital/Health Care                               51%
/ / Housing                                            18%
/ / Municipal Water/Sewer Utilities                    15%
/ / Refunded Bonds                                     7%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CONNECTICUT SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS
           SUBJECT TO RISKS PARTICULAR TO CONNECTICUT WHICH ARE
           BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.


 5. IS THIS FUND APPROPRIATE FOR YOU?
Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.40
           Annual Income per unit:                           $   52.82
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.46
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.42
           Other Operating Expenses
                                                    -----------
                                                     $    2.22
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Connecticut Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Connecticut Series were offered between October 26, 1988 and April 25, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.44%      7.23%      6.86%      6.62%      8.43%      7.46%
Average      2.77       5.16       6.74       5.00       6.14       7.34
Low          0.43       4.55       6.65       3.81       5.39       7.24


-------------------------------------------------------------------


Average
Sales fee    2.21%      4.79%      5.82%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,056.91
           (as of March 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Connecticut state and local personal income taxes if you live in Connecticut.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MARYLAND PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 10 long-term tax-exempt municipal bonds with an aggregate face amount of $3,115,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o 45% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 9%
/ / Hospital/Health Care                               46%
/ / Housing                                            3%
/ / Industrial Development Revenue                     12%
/ / Lease Rental Appropriation                         23%
/ / Refunded Bonds                                     7%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MARYLAND SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MARYLAND WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.40
           Annual Income per unit:                           $   52.88
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.42
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.37
           Other Operating Expenses
                                                    -----------
                                                     $    2.13
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Maryland Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Maryland Series were offered between March 2, 1989 and September 27, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            3.51%        7.22%        6.44%        8.42%
Average         2.38         5.47         5.09         6.49
Low             -0.34        4.57         3.98         5.35
---------------------------------------------------------------



Average
Sales fee         2.69%       5.03%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,047.02
           (as of March 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Maryland state and local personal income taxes if you live in Maryland.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,880,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 8%
/ / Hospital/Health Care                               63%
/ / Miscellaneous                                      17%
/ / Municipal Electric Utilities                       12%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.37
           Annual Income per unit:                           $   52.54
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.44
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.45
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.42
           Other Operating Expenses
                                                    -----------
                                                     $    2.20
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.38%      7.23%      7.44%      7.65%      8.43%      8.04%
Average      2.37       5.33       7.17       5.49       6.33       7.76
Low          -0.98      4.23       7.00       3.37       5.12       7.59


-------------------------------------------------------------------


Average
Sales fee    3.11%      4.90%      5.77%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,049.13
           (as of March 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $2,757,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 15%
/ / Hospital/Health Care                               12%
/ / Industrial Development Revenue                     17%
/ / Refunded Bonds                                     10%
/ / Special Tax Issues                                 17%
/ / Universities/Colleges                              29%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in university/college bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF
           PENNSYLVANIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO PENNSYLVANIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.48
           Annual Income per unit:                           $   53.80
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.44
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.50
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.48
           Other Operating Expenses
                                                    -----------
                                                     $    2.31
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Pennsylvania Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Pennsylvania Series were offered between May 19, 1988 and September 13, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         3.65%      7.30%      6.98%      7.57%      8.50%      7.56%
Average      2.17       5.45       6.92       5.22       6.47       7.51
Low          -0.52      3.96       6.81       1.23       4.98       7.41


-------------------------------------------------------------------


Average
Sales fee    3.03%      5.04%      5.68%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,072.40
           (as of March 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Pennsylvania state and local personal income taxes if you live in Pennsylvania.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

VIRGINIA PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,910,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o 54% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                29%
/ / Hospital/Health Care                              31%
/ / Housing                                           17%
/ / Lease Rental Appropriation                        14%
/ / Municipal Water/Sewer Utilities                    9%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and general obligation bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF VIRGINIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO VIRGINIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.47
           Annual Income per unit:                           $   53.74
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.44
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.39
           Other Operating Expenses
                                                    -----------
                                                     $    2.17
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Virginia Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Virginia Series were offered between October 26, 1988 and September 19, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            4.15%        7.32%        6.85%        8.52%
Average         2.43         5.53         5.09         6.50
Low             -0.04        4.33         3.32         5.13
---------------------------------------------------------------



Average
Sales fee         2.64%       4.77%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,059.76
           (as of March 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Virginia state and local personal income taxes if you live in Virginia.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


 $      0- 25,750  $      0- 43,050  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 25,751- 62,450  $ 43,051-104,050  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 62,451-130,250  $104,051-158,550  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$130,251-283,150  $158,551-283,150  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $283,151        OVER $283,151  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60


                           FOR CONNECTICUT RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


 $      0- 25,750  $      0- 43,050  18.83     4.93   5.54     6.16   6.78     7.39   8.01     8.62   9.24    9.86
$ 25,751- 62,450  $ 43,051-104,050  31.24     5.82   6.54     7.27   8.00     8.73   9.45    10.18  10.91   11.63
$ 62,451-130,250  $104,051-158,550  34.11     6.07   6.83     7.59   8.35     9.11   9.86    10.62  11.38   12.14
$130,251-283,150  $158,551-283,150  38.88     6.54   7.36     8.18   9.00     9.82  10.63    11.45  12.27   13.09
OVER $283,151        OVER $283,151  42.32     6.93   7.80     8.67   9.54    10.40  11.27    12.14  13.00   13.87


                             FOR MARYLAND RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  19.21     4.95   5.56     6.18   6.80     7.42   8.04     8.66   9.27    9.89
$ 25,751- 62,450  $ 43,051-104,050  31.49     5.84   6.57     7.30   8.03     8.76   9.49    10.22  10.95   11.68
$ 62,451-130,250  $104,051-158,550  34.35     6.09   6.85     7.62   8.38     9.14   9.90    10.66  11.42   12.19
$130,251-283,150  $158,551-283,150  39.10     6.57   7.39     8.21   9.03     9.85  10.67    11.50  12.32   13.14
OVER $283,151        OVER $283,151  42.53     6.96   7.83     8.70   9.57    10.44  11.31    12.18  13.05   13.92


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,060  23.59     5.24   5.89     6.54   7.20     7.85   8.51     9.16   9.82    10.47
$      0-25,750-                    23.63     5.24   5.89     6.55   7.20     7.86   8.51     9.17   9.82    10.48
$ 25,751- 62,450  $ 43,051-104,050  35.35     6.19   6.96     7.73   8.51     9.28  10.05    10.83  11.60    12.37
$ 62,451-130,250  $104,051-158,550  38.04     6.46   7.26     8.07   8.88     9.68  10.49    11.30  12.11    12.91
$130,251-283,150  $158,551-283,150  42.53     6.96   7.83     8.70   9.57    10.44  11.31    12.18  13.05    13.92
OVER $283,151        OVER $283,151  45.77     7.38   8.30     9.22  10.14    11.06  11.98    12.91  13.83    14.75


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 25,751- 62,450  $ 43,051-104,050  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$ 62,451-130,250  $104,051-158,550  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.69  11.67    12.45
$130,251-283,150  $158,551-283,150  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $283,151        OVER $283,151  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%     7%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  17.38     3.63   4.24     4.84   5.45     6.05   6.66     7.26   7.87     8.47
$ 27,751- 62,450  $ 43,051-104,050  30.02     4.29   5.00     5.72   6.43     7.14   7.86     8.57   9.29    10.00
$ 62,451-130,250  $104,051-158,550  32.93     4.47   5.22     5.96   6.71     7.46   8.20     8.95   9.69    10.44
$130,251-283,150  $158,551-283,150  37.79     4.82   5.63     6.43   7.23     8.04   8.84     9.65  10.45    11.25
OVER $283,151        OVER $283,151  41.29     5.11   5.96     6.81   7.66     8.52   9.37    10.22  11.07    11.92


                             FOR VIRGINIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  19.89     4.99   5.62     6.24   6.87     7.49   8.11    8.74    9.36    9.99
$ 25,751- 62,450  $ 43,051-104,050  32.14     5.89   6.63     7.37   8.10     8.84   9.58   10.32   11.05   11.79
$ 62,451-130,250  $104,051-158,550  34.97     6.15   6.92     7.69   8.46     9.23  10.00   10.76   11.53   12.30
$130,251-283,150  $158,551-283,150  39.68     6.63   7.46     8.29   9.12     9.95  10.78   11.60   12.43   13.26
OVER $283,151        OVER $283,151  43.07     7.03   7.90     8.78   9.66    10.54  11.42   12.30   13.17   14.05


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the California Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:
   o the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
   o rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Here is what you should know about the California Portfolio's concentration in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
   o increases in operating and construction costs; and
   o unpredicability of future usage requirements.

Here is what you should know about the Connecticut, Maryland, New York, Virginia Portfolios' concentrations in hospital and health care bonds:
   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices; and
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance.
   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits.
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability.
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Virginia Portfolios' concentration in general obligation bonds:
   o general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
   o but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political and economic considerations; and
   o an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the Pennsylvania Portfolio's concentration in university/college bonds. Payment for these bonds depends on:
   o level or amount and diversity of revenue sources;
   o availability of endowments and other funds;
   o enrollment;
   o financial management;
   o reputation; and
   o for public institutions, the financial condition of the government and its educational policies.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

Generally

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

   o As a result California experienced a period of sustained budget imbalance.

   o Since that time the California economy has improved and the extreme budgetary pressures have begun to lessen.

State Government

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

   o In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

   o California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

   o California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

Other Risks

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

   o Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

   o Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

   o Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

CONNECTICUT RISKS

Generally

Connecticut has experienced a variety of economic problems in the last several years including:

   o manufacturing, historically the state's most important activity, has employed fewer and fewer poeple over the last 10 years;

   o large cuts in defense spending threaten defense-related business, which has traditionally represented a big part of the state's manufacturing activity; and

   o unemployment and poverty are high in certain parts of the state, even though unemployment state-wide is below the national average.

State and Local Government

Connecticut's state and local governments have also experienced financial difficulties for several years. For example:

   o the state's General Fund had operating deficits for several years in the late 1980s and early 1990s. Since 1991, however, the General Fund has had operating surpluses;

   o the state issued notes in 1991 to fund its accumulated deficit. The notes were originally supposed to be paid by 1996, but they were rescheduled, so that they will be repaid by 1999; and

   o Connecticut has several of the nation's poorest and most financially troubled cities, including Bridgeport, which filed for bankruptcy in 1991, and its capital city of Hartford.

Local governments in Connecticut receive tax revenue only from taxes on real estate and personal property, which makes it hard for them to raise additional tax revenue. Both Connecticut and its cities depend heavily on federal aid, and the cities also depend on a significant amount of state aid. Both the state and its cities could be hurt by any future reduction in the amount of such aid.

Connecticut's general obligation bonds are rated AA by Standard & Poor's, Aa3 by Moody's, and AA by Fitch.

MARYLAND RISKS

Generally

The Maryland economy is affected by various economic, social and environmental conditions, some of which are unique to the state and others which affect the nation as a whole and the Mid-Atlantic region in particular. For example:

   o many residents of the state work for the Federal government in and around Washington, D.C. Cutbacks in federal spending hurt Maryland more than other states;

   o like those in other states, Maryland businesses are sensitive to changes in Federal regulation, which can affect their revenues and, therefore, state tax revenue;

   o Maryland has lost many defense and construction jobs in recent years, as its economy has shifted away from manufacturing and industry and towards services;

   o the state's tax base has eroded as the population has dropped in cities such as Baltimore.

The state and its local governments are limited in their ability to increase or impose new taxes or incur indebtedness, which could hurt their ability to meet debt obligations.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

NEW YORK RISKS

Generally

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

PENNSYLVANIA RISKS

Generally

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

   o coal, steel, railroads and other heavy industry historically associated with the Commonwealth has given way to increased competition from foreign producers.

   o agriculture and related industries are still an important part of the Commonwealth's economy.

   o Recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

State and Local Governments

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have lead to increased spending.

   o In recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.

   o Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.

   o In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ('PICA') which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1997, approximately $1.1 billion in PICA Special Revenue Bonds were outstanding.

   o Pennsylvania's general obligation bonds are currently rated A1 by Moody's and AA-by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

VIRGINIA RISKS

Virginia's economy is highly dependent on defense spending:

   o there are major concentrations of defense installations in Northern Virginia and the Hampton Roads area; and

   o any substantial reductions in military spending, including base closings, could hurt both the state and local economies.

The state's general obligations are rated AAA by Standard & Poor's and Aaa by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;

   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

CONNECTICUT TAXES

In the opinion of Day, Berry & Howard LLP, Hartford, Connecticut, special counsel on Connecticut tax matters:

Under the income tax laws of the State of Connecticut, the Fund will not be taxed. If you are an individual, trust or estate that is subject to the Connecticut income tax, you will not be taxed on your share of the interest derived by the Fund from those bonds that are tax-exempt for Connecticut income tax purposes. In addition, if you hold your units of the Fund as a capital asset, you will not recognize either gain or loss if the Fund enters into a transaction in which it is treated for federal income tax purposes as having sold a bond that is issued by an issuer in Connecticut and is tax-exempt for Connecticut income tax purposes, and you may not have to recognize gain or loss to the extent attributable to a unit's share of any such bonds if you sell, exchange or redeem the unit. You should consult your tax adviser in this regard. In all other instances, you will recognize gain or loss, in the event either the Fund enters into a transaction involving a bond held by it or you sell, exchange or redeem a unit of the Fund, to the same extent that you recognize gain or loss therefrom for Federal income tax purposes.

In the case of an entity subject to the Connecticut corporation business tax, its share of all income derived from units of the Fund or their ownership will be subject to that Connecticut tax.

MARYLAND TAXES

In the opinion of Saul, Ewing, Remick & Saul LLP, Baltimore, Maryland, special counsel on Maryland tax matters:

Under the income tax laws of the State of Maryland, the Fund will not be taxed as a corporation and you will be considered to own directly your share of each bond in the Fund. You will not be subject to Maryland tax on any income earned by the Fund to the extent such income is attributable to bonds (other than private activity bonds) issued by the State of Maryland, the Government of Puerto Rico, or the Government of Guam or their respective political subdivisions and authorities. When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss except to the extent the gain is derived from the disposition of a bond issued by the State of Maryland or its political subdivisions. Neither the bonds in the Fund nor units held by you will be subject to Maryland personal property tax or Maryland sales and use tax. If you are a Maryland resident at the time of your death, your units will be subject to Maryland inheritance and estate tax.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax exempt to the extent that income is earned on bonds that are tax exempt for Pennsylvania purposes. However, gains on the sale of bonds by the Trust or on the sale of your Units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of Units by you to the extent either the bonds or Units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

VIRGINIA TAXES

In the opinion of Hunton & Williams, Richmond, Virginia, special counsel on Virginia tax matters:

Under the income tax laws of the State of Virginia, the Virginia Trust will not be taxed as a corporation. If you are a Virginia taxpayer, your income from the Virginia Trust will not be tax-exempt in Virginia except to the extent that the income is attributable to either (i) interest earned on bonds that are tax-exempt for Virginia purposes or (ii) profits from the sale of certain Virginia bonds that have been issued under Virginia legislation specifically exempting all income from those bonds. If, at the time of your death, you either are a Virginia resident or, in certain cases, are not a resident of the United States, your units may be subject to Virginia estate tax. You should consult your tax adviser in these matters.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (CALIIFORNIA, CONNECTICUT, MARYLAND, NEW YORK, PENNSYLVANIA AND VIRGINIA TRUSTS), DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund, Multistate Series -
          204, (California, Connecticut, Maryland, New York,
          Pennsylvania and Virgina Trusts), Defined Asset Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 204, (California, Connecticut, Maryland, New York, Pennsylvania and Virginia Trusts), Defined Asset Funds, including the portfolios, as of March 31, 1999 and the related statements of operations and of changes in net assets for the years ended March 31, 1999 and 1998 and the period April 26, 1996 to
          March 31, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 1999, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 204, (California, Connecticut, Maryland, New York, Pennsylvania, and Virginia Trusts), Defined Asset Funds at March 31, 1999 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.




          DELOITTE & TOUCHE LLP


          New York, N.Y.
          June 2, 1999


                                       D - 1.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204(CALIFORNIA TRUST), DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of March 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 3,544,552 )(Note 1).........                                                 $ 3,841,557
{ 36}  Accrued interest ...............................                                                      68,749
       Cash - income ..................................                                                         280
{ 34}  Cash - principal ...............................                                                      33,727
       Deferred organization costs (Note 5) ...........                                                       1,736
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   3,946,049


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    57,054
{143}  Accrued Sponsors' fees .........................                                         413
       Other liabilities ..............................                                       1,736          59,203
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  3,677 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   3,875,284

{105}  Undistributed net investment income ............                                      11,562     $ 3,886,846
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 3,886,846 / 3,677 units )...........                                                 $  1,057.07
                                                                                                        ===========




                                     See Notes to Financial Statements.













                                                            D - 2.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204(CALIFORNIA TRUST), DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                        April 26, 1996
                                                                                                             to
                                                                          Years Ended March 31,             March 31,
                                                                         1999              1998               1997
                                                                         ----              ----               ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                     $   210,528       $   226,029       $   210,184
{ 20}  Trustee's fees and expenses ............                          (5,764)           (6,453)           (4,014)
{ 30}  Sponsors' fees .........................                          (1,735)           (1,792)           (1,680)
                                                                    ------------------------------------------------
{ 40}  Net investment income ..................                         203,029           217,784           204,490
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                          12,743             8,639
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................                          42,856           282,527           (28,378)
                                                                    ------------------------------------------------
       Net realized and unrealized
{ 70}    gain (loss) on investments ...........                          55,599           291,166           (28,378)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                     $   258,628       $   508,950       $   176,112
                                                                    ================================================




                                   See Notes to Financial Statements.





                                                            D - 3.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204(CALIFORNIA TRUST), DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       April 26, 1996
                                                                                                            to
                                                                          Years Ended March 31,             March 31,
                                                                         1999              1998              1997
                                                                         ----              ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................                     $   203,029       $   217,784       $   204,490
       Realized gain on
{ 20}    securities sold or redeemed ..........                          12,743             8,639
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................                          42,856           282,527           (28,378)
                                                                    ------------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                         258,628           508,950           176,112
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................                        (202,934)         (218,146)         (191,717)
{ 60}  Principal ..............................                         (10,001)             (720)
                                                                    ------------------------------------------------
{ 70}  Total distributions ....................                        (212,935)         (218,866)         (191,717)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............                            (592)             (352)
{ 83}  Redemption amounts - principal .........                        (182,982)         (192,852)
                                                                    ------------------------------------------------
{ 84}  Total share transactions ...............                        (183,574)         (193,204)
                                                                    ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS.....                        (137,881)           96,880           (15,605)

{100}NET ASSETS AT BEGINNING OF PERIOD ........                       4,024,727         3,927,847         3,943,452
                                                                    ------------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                     $ 3,886,846       $ 4,024,727       $ 3,927,847
                                                                    ================================================
     PER UNIT:
       Income distributions during
{120}    period ...............................                     $     54.38       $     54.56       $     47.49
                                                                    ================================================
       Principal distributions during
{130}    period ...............................                     $      2.72       $      0.18
                                                                    =====================================
       Net asset value at end of
{140}    period ...............................                     $  1,057.07      $  1,044.84       $    972.96
                                                                    ================================================
     TRUST UNITS:
{ 83}  Redeemed during period .................                             175               185
{150}  Outstanding at end of period ...........                           3,677             3,852             4,037
                                                                    ================================================


                              See Notes to Financial Statements.

                                             D -  4.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (CALIFORNIA TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 26, 1996 was based upon offering side evaluations at April 24, 1996, the day prior to the Date of Deposit. Cost of securities at April 26, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

{ 10}     Cost of 3,677 units at Date of Deposit .....................                                  $ 3,759,429
{ 20}     Less sales charge ..........................................                                      167,635
                                                                                                        -----------
{ 25}     Net amount applicable to Holders ...........................                                    3,591,794
{ 31}     Redemptions of units - net cost of 360 units redeemed
{143}       less redemption amounts (principal).......................                                      (24,176)
{ 40}     Realized gain on securities sold or redeemed ...............                                       21,382
{ 50}     Principal distributions ....................................                                      (10,721)
{ 70}     Unrealized appreciation of investments......................                                      297,005
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 3,875,284
                                                                                                        ===========

4. INCOME TAXES

As of March 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $297,005, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,544,552 at March 31, 1999.


                                    D -  5.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (CALIFORNIA TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" is $ 1,736 payable to the Trustee for reimbursement of costs related to the organization of the Trust.
























                                      D - 6.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (CALIFORNIA TRUST) (INSURED), DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 1999


                                             Rating of                                           Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Los Angeles, CA, Conv. and Exhibition      AAA     $   600,000     5.125 %      2021      08/15/03     $   535,614 $   602,064
     Ctr. Auth., Lease Rev. Bonds, 1993                                                        @  102.000
     Rfdg. Ser. A (MBIA Ins.)

   2 The City of Los Angeles, CA, Wastewater    AAA         565,000     5.875        2024      06/01/04         566,023     609,183
     Sys. Rev. Bonds, Ser. 1994 A (MBIA Ins.)                                                  @  102.000

   3 Berkeley Jt. Pwrs. Fin. Auth., CA,         AAA         500,000     5.700        2015      06/01/03         494,235     525,915
     Rfdg. Lease Rev. Bonds, Ser. 1996                                                         @  102.000
     (AMBAC Ins.)

   4 City of Chino Hills, CA, Certs. of         AAA         570,000     5.875        2015      06/01/03         570,000     604,873
     Part., 1996 Wtr. Sys. Refinancing Proj.                                                   @  102.000
     (Financial Guaranty Ins.)

   5 City of Fresno, CA, Wtr. Sys. Rev.         AAA         160,000     6.000        2024(6)   06/01/04         161,800     178,477
     Bonds, Wtr. Remediation Proj. II,                                                         @  101.000
     Ser. 1995 A (Financial Guaranty Ins.)

   6 California Hlth. Facs. Fin. Auth.,         AAA         600,000     5.600        2033      05/01/03         568,722     622,158
     Kaiser Permanente Rev. Bonds,                                                             @  102.000
     Ser. 1993 C (MBIA Ins.)

   7 Airports Comm. City and Cnty. of San       AAA         200,000     6.000        2025      05/01/04         202,246     217,250
     Francisco, CA (San Francisco Intl.                                                        @  102.000
     Arpt.), Second Ser. Rev. Bonds, Issue 7
     A (Superbay Hangar)
     (Financial Guaranty Ins.)

   8 San Jose St. Univ., CA, Stud. Union        AAA         445,000     5.875        2019      11/01/05         445,912     481,637
     Rfdg. Rev. Bonds, Ser. D (AMBAC Ins.)                                                     @  102.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,640,000                                         $ 3,544,552 $ 3,841,557
                                                          =========                                           =========   =========

                                See Notes to Portfolios on page D - 39.

                                             D -  7.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204(CONNECTICUT TRUST) DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of March 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 2,698,006 )(Note 1).........                                                 $ 2,916,538
{ 36}  Accrued interest ...............................                                                      44,033
{ 32}  Cash - income ..................................                                                       5,928
{ 34}  Cash - principal ...............................                                                      30,319
{ 35}  Deferred organization costs.....................                                                       1,411
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   2,998,229


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    40,927
{143}  Accrued Sponsors' fees .........................                                         324
{145}  Other liabilities...............................                                       1,411          42,662
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,838 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   2,946,857

{105}  Undistributed net investment income ............                                       8,710     $ 2,955,567
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 2,955,567 / 2,838 units )...........                                                 $  1,041.43
                                                                                                        ===========




                         See Notes to Financial Statements.










                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204(CONNECTICUT TRUST) DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                                        April 26, 1996
                                                                                                             to
                                                                           Years Ended March 31,            March 31,
                                                                         1999              1998               1997
                                                                         ----              ----               ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                     $   163,946       $   181,853       $   169,867
{ 20}  Trustee's fees and expenses ............                          (5,098)           (5,845)           (6,513)
{ 30}  Sponsors' fees .........................                          (1,402)           (1,463)           (1,368)
                                                                    ------------------------------------------------
{ 40}  Net investment income ..................                         157,446           174,545           161,986
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                          22,788             7,819
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................                             170           239,282           (20,920)
                                                                    ------------------------------------------------
       Net realized and unrealized
{ 70}    gain (loss) on investments ...........                          22,958           247,101           (20,920)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                     $   180,404       $   421,646       $   141,066
                                                                    ================================================




                                   See Notes to Financial Statements.









                                            D - 9.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204(CONNECTICUT TRUST) DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     April 26, 1996
                                                                                                           to
                                                                          Years Ended March 31,          March 31,
                                                                        1999              1998              1997
                                                                        ----              ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................                     $   157,446       $   174,545       $   161,986
       Realized gain on
{ 20}    securities sold or redeemed ..........                          22,788             7,819
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................                             170           239,282           (20,920)
                                                                    ------------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                         180,404           421,646           141,066
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................                        (157,402)         (174,779)         (151,779)
{ 60}  Principal ..............................                         (19,638)
                                                                    ------------------------------------------------
{ 70}  Total distributions ....................                        (177,040)         (174,779)         (151,779)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............                          (1,102)             (203)
{ 83}  Redemption amounts - principal .........                        (348,537)         (111,994)
                                                                    ------------------------------------------------
{ 84}  Total share transactions ...............                        (349,639)         (112,197)
                                                                    ------------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS.....                        (346,275)          134,670           (10,713)

{100}NET ASSETS AT BEGINNING OF PERIOD ........                       3,301,842         3,167,172         3,177,885
                                                                    ------------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                     $ 2,955,567       $ 3,301,842       $ 3,167,172
                                                                    ================================================
     PER UNIT:
       Income distributions during
{120}    period ...............................                     $     53.00      $     53.27       $     46.26
                                                                    ================================================
       Principal distributions during
{130}    period ...............................                     $      6.73
                                                                    ===================
       Net asset value at end of
{140}    period ...............................                     $  1,041.43       $  1,040.61       $    965.31
                                                                    ================================================
     TRUST UNITS:
{ 83}  Redeemed during period .................                             335               108
{150}  Outstanding at end of period ...........                           2,838             3,173             3,281
                                                                    ================================================


                                  See Notes to Financial Statements.
                                             D - 10.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (CONNECTICUT TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 26, 1996 was based upon offering side evaluations at April 24, 1996, the day prior to the Date of Deposit. Cost of securities at April 26, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


3. NET CAPITAL

{ 10}     Cost of 2,838 units at Date of Deposit .....................                                  $ 2,877,085
{ 20}     Less sales charge ..........................................                                      128,277
                                                                                                        -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,748,808
{ 31}     Redemptions of units - net cost of 443 units redeemed
{143}       less redemption amounts (principal).......................                                      (31,452)
{ 40}     Realized gain on securities sold or redeemed ...............                                       30,607
{ 50}     Principal distributions ....................................                                      (19,638)
{ 70}     Unrealized appreciation of investments......................                                      218,532
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 2,946,857
                                                                                                        ===========

4. INCOME TAXES

As of March 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $218,532, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,698,006 at March 31, 1999.


                                       D - 11.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (CONNECTICUT TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities is $ 1,411 payable to the Trustee for reimbursement of costs related to the organization of the Trust.






















                                   D - 12.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204(CONNECTICUT TRUST) DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 1999


                                               Rating                                            Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 State of Connecticut, Clean Wtr. Fund      AAA     $   415,000     5.400 %      2015      05/01/05     $   402,820 $   432,119
     Rev. Bonds, Ser. 1996                                                                     @  101.000

   2 State of Connecticut G.O. Bonds,           Aaa(m)      215,000     5.800        2014(6)   03/15/03         216,469     234,771
     1995 Ser. A                                                                               @  102.000

   3 Connecticut Hlth. and Educl. Facs.         AAA         500,000     5.375        2025      07/01/06         460,360     506,685
     Auth., Rev. Bonds, Bridgeport Hosp.                                                       @  102.000
     Issue, Ser. C (Connie Lee Ins.) (5)

   4 Connecticut Hlth. and Educl. Facs.         AAA         500,000     5.375        2023      01/01/06         467,820     508,860
     Auth., Rev. Bonds, Danbury Hosp. Issue,                                                   @  102.000
     Ser. F (AMBAC Ins.) (5)

   5 Connecticut Hlth. and Educl. Facs.         AAA         420,000     5.800        2026      07/01/06         416,997     447,808
     Auth., Rev. Bonds, Greenwich Hosp.                                                        @  102.000
     Issue, Ser. A (MBIA Ins.) (5)

   6 Connecticut Hsg. Fin. Auth., Hsg. Mtge.    AA          500,000     5.950        2017      05/15/06         502,500     529,540
     Fin. Prog. Bonds, 1996 Ser. A,                                                            @  102.000
     Subseries A-1

   7 Commonwealth of Puerto Rico, G.O. Bonds    A           250,000     5.400        2025      07/01/06         231,040     256,755
     Ser. 1996                                                                                 @  101.500

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,800,000                                         $ 2,698,006 $ 2,916,538
                                                          =========                                           =========   =========

                               See Notes to Portfolios on page D - 39.









                                              D - 13.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (MARYLAND TRUST), DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of March 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 3,001,822 )(Note 1).........                                                 $ 3,208,474
{ 36}  Accrued interest ...............................                                                      44,332
{ 32}  Cash - income ..................................                                                      26,109
{ 34}  Cash - principal ...............................                                                      29,785
{ 35}  Deferred organization costs.....................                                                       1,411
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   3,310,111


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    60,220
{143}  Accrued Sponsors' fees .........................                                         353
{145}  Other liabilities...............................                                       1,411          61,984
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  3,151 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   3,238,259

{105}  Undistributed net investment income ............                                       9,868     $ 3,248,127
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 3,248,127 / 3,151 units )...........                                                 $  1,030.82
                                                                                                        ===========





                             See Notes to Financial Statements.


















                                       D - 14.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (MARYLAND TRUST), DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                        April 26, 1996
                                                                                                             to
                                                                          Years Ended March 31,              March 31,
                                                                         1999              1998                1997
                                                                         ----              ----                ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                     $   176,176       $   181,150       $   168,990
{ 20}  Trustee's fees and expenses ............                          (5,322)           (5,955)           (6,436)
{ 30}  Sponsors' fees .........................                          (1,447)           (1,463)           (1,365)
                                                                    ------------------------------------------------
{ 40}  Net investment income ..................                         169,407           173,732           161,189
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                           5,322
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................                           3,988           239,406           (36,742)
                                                                    ------------------------------------------------
       Net realized and unrealized
{ 70}    gain (loss) on investments ...........                           9,310           239,406           (36,742)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                     $   178,717       $   413,138       $   124,447
                                                                    ================================================




                                   See Notes to Financial Statements.















                                      D - 15.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (MARYLAND TRUST), DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      April 26, 1996
                                                                                                             to
                                                                         Years Ended March 31,             March 31,
                                                                        1999              1998                1997
                                                                        ----              ----                ----

     OPERATIONS:
{ 10}  Net investment income ..................                     $   169,407       $   173,732       $   161,189
       Realized gain on
{ 20}    securities sold or redeemed ..........                           5,322
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................                           3,988           239,406           (36,742)
                                                                    ------------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                         178,717           413,138           124,447
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................                        (169,530)         (173,631)         (151,025)
{ 60}  Principal ..............................                          (6,869)
                                                                    ------------------------------------------------
{ 70}  Total distributions ....................                        (176,399)         (173,631)         (151,025)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............                            (273)
{ 83}  Redemption amounts - principal .........                        (134,335)
                                                                    ------------------------------------------------
{ 84}  Total share transactions ...............                        (134,608)
                                                                    ------------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS.....                        (132,290)          239,507           (26,578)

{100}NET ASSETS AT BEGINNING OF PERIOD ........                       3,380,417         3,140,910         3,167,488
                                                                    ------------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                     $ 3,248,127       $ 3,380,417       $ 3,140,910
                                                                    ================================================
   PER UNIT:
       Income distributions during
{120}    period ...............................                     $     52.95       $     52.92       $     46.03
                                                                    ================================================
       Principal distributions during
{130}    period ...............................                     $      2.18
                                                                    ===================
       Net asset value at end of
{140}    period ...............................                     $  1,030.82       $  1,030.30       $    957.30
                                                                    ================================================
     TRUST UNITS:
{ 83}  Redeemed during period .................                             130
{150}  Outstanding at end of period ...........                           3,151             3,281             3,281
                                                                    ================================================


                                        See Notes to Financial Statements.
                                                  D - 16.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (MARYLAND TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 26, 1996 was based upon offering side evaluations at April 24, 1996, the day prior to the Date of Deposit. Cost of securities at April 26, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

{ 10}     Cost of 3,151 units at Date of Deposit .....................                                  $ 3,183,938
{ 20}     Less sales charge ..........................................                                      141,953
                                                                                                        -----------
{ 25}     Net amount applicable to Holders ...........................                                    3,041,985
{ 31}     Redemptions of units - net cost of 130 units redeemed
{143}       less redemption amounts (principal).......................                                       (8,831)
{ 40}     Realized gain on securities sold or redeemed ...............                                        5,322
{ 50}     Principal distributions ....................................                                       (6,869)
{ 70}     Unrealized appreciation of investments......................                                      206,652
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 3,238,259
                                                                                                        ===========

4. INCOME TAXES

As of March 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $206,652, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,001,822 at March 31, 1999.


                                          D - 17.
{PAGE}

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (MARYLAND TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" is $ 1,411 payable to the Trustee for reimbursement of costs related to the organization of the Trust.













                                          D - 18.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (MARYLAND TRUST), DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 1999


                                               Rating                             {PE VER C.}     Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Anne Arundel Cnty., MD, Poll. Ctl. Rev.    A       $   135,000     6.000 %      2024      04/01/04     $   136,503 $   145,130
     Rfdg. Bonds (Baltimore Gas and Elec.                                                      @  102.000
     Co. Proj.), Ser. 1994

   2 Mayor and City Council of Baltimore,       AAA         220,000     5.250        2016      None             208,285     227,425
     MD, Rfdg. Cert. of Part. (Rivoli
     Office Bldg. Fac.), Ser. 1993 A
     (MBIA Ins.) (5)
                                                            280,000     5.250        2016      04/01/03         265,091     285,480
                                                                                               @  102.000


   3 Maryland Indl. Dev. Fin. Auth., Econ.      AA          465,000     5.500        2015      12/01/03         448,758     475,100
     Dev. Rev. Bonds (Holy Cross Hlth. Sys.                                                    @  102.000
     Corp.), Ser. 1993

   4 Maryland Community Dev. Admin., Dept.      Aa(m)       100,000     6.050        2024      05/15/03         101,000     104,721
     of Hsg. and Cmnty. Dev., Multi-Family                                                     @  102.000
     Hsg. Rev. Bonds (Ins. Mtge. Loans),
     Ser. 1993 D

   5 Montgomery Cnty., MD, Poll. Ctl. Rev.      A1(m)       250,000     5.375        2024      02/15/04         235,393     254,508
     Rfdg. Bonds (Potomac Elec. Proj.),                                                        @  102.000
     Ser. 1994

   6 Prince George's Cnty., MD, Proj. and       A(m)        500,000     5.300        2024      07/01/04         452,640     475,280
     Rfdg. Rev. Bonds (Dimensions Hlth. Corp.                                                  @  102.000
     Issue), Ser. 1994

   7 Maryland Stadium Auth., Sports Facs.       AAA         440,000     5.800        2026      03/01/06         441,720     470,932
     Lease Rev. Bonds, Ser. 1996                                                               @  101.000
     (AMBAC Ins.) (5)

   8 City of Takoma Park, MD, Hosp. Facs.       AAA         460,000     6.000        2021      09/01/05         467,530     497,738
     Rfdg. and Imp. Rev. Bonds (Washington                                                     @  102.000
     Adventist Hosp.), Ser. 1995
     (FSA Ins.) (5)


                                                           D - 19.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (MARYLAND TRUST), DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 1999


                                               Rating                             {PE VER C.}     Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   9 Commonwealth of Puerto Rico, G.O.          A       $   265,000     5.400 %      2025      07/01/06     $   244,902 $   272,160
     Bonds, Ser. 1996                                                                          @  101.500

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,115,000                                         $ 3,001,822 $ 3,208,474
                                                          =========                                           =========   =========

                                  See Notes to Portfolios on page D - 39.























                                      D - 20.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (NEW YORK TRUST), DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of March 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 2,772,215 )(Note 1).........                                                 $ 2,997,029
{ 36}  Accrued interest ...............................                                                      34,353
{ 32}  Cash - income ..................................                                                      14,443
{ 34}  Cash - principal ...............................                                                      28,289
       Deferred organization costs (Note 5) ...........                                                       1,520
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   3,075,634


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    39,488
{143}  Accrued Sponsors' fees .........................                                         326
       Other liabilities ..............................                                       1,520          41,334
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,938 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   3,025,318

{105}  Undistributed net investment income ............                                       8,982     $ 3,034,300
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 3,034,300 / 2,938 units )...........                                                 $  1,032.78
                                                                                                        ===========




                              See Notes to Financial Statements.












                                         D - 21.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (NEW YORK TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                                         April 26, 1996
                                                                                                              to
                                                                          Years Ended March 31,               March 31,
                                                                          1999              1998                1997
                                                                          ----              ----                ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                     $   161,312       $   182,839       $   183,167
{ 20}  Trustee's fees and expenses ............                          (5,132)           (6,021)           (6,736)
{ 30}  Sponsors' fees .........................                          (1,376)           (1,523)           (1,470)
                                                                    ------------------------------------------------
{ 40}  Net investment income ..................                         154,804           175,295           174,961
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
{ 50}    securities sold or redeemed ..........                           9,109            16,260            (1,317)
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................                          19,585           251,184           (45,955)
                                                                    ------------------------------------------------
       Net realized and unrealized
{ 70}    gain (loss) on investments ...........                          28,694           267,444           (47,272)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                     $   183,498       $   442,739       $   127,689
                                                                    ================================================




                                 See Notes to Financial Statements.








                                          D - 22.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (NEW YORK TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        April 26, 1996
                                                                                                              to
                                                                          Years Ended March 31,            March 31,
                                                                         1999              1998              1997
                                                                         ----              ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................                     $   154,804       $   175,295       $   174,961
       Realized gain (loss) on
{ 20}    securities sold or redeemed ..........                           9,109            16,260            (1,317)
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................                          19,585           251,184           (45,955)
                                                                    ------------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                         183,498           442,739           127,689
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................                        (154,946)         (175,480)         (164,048)
{ 60}  Principal ..............................                         (13,485)          (21,023)
                                                                    ------------------------------------------------
{ 70}  Total distributions ....................                        (168,431)         (196,503)         (164,048)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............                            (253)           (1,031)             (321)
{ 83}  Redemption amounts - principal .........                        (136,179)         (367,250)         (100,220)
                                                                    ------------------------------------------------
{ 84}  Total share transactions ...............                        (136,432)         (368,281)         (100,541)
                                                                    ------------------------------------------------

{ 90}NET DECREASE IN NET ASSETS ...............                        (121,365)         (122,045)         (136,900)

{100}NET ASSETS AT BEGINNING OF PERIOD ........                       3,155,665         3,277,710         3,414,610
                                                                    ------------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                     $ 3,034,300       $ 3,155,665       $ 3,277,710
                                                                    ================================================
     PER UNIT:
       Income distributions during
{120}           period ............................                     $     52.54       $     53.02       $     46.42
                                                                    ================================================
       Principal distributions during
{130}    period ...............................                     $      4.59       $      6.50
                                                                    =====================================
       Net asset value at end of
{140}    period ...............................                     $  1,032.78       $  1,027.57       $    955.60
                                                                    ================================================
     TRUST UNITS:
{ 83}  Redeemed during period .................                             133               359               104
{150}  Outstanding at end of period ...........                           2,938             3,071             3,430
                                                                    ================================================

                                      See Notes to Financial Statements.
                                                 D - 23.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (NEW YORK TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 26, 1996 was based upon offering side evaluations at April 24, 1996, the day prior to the Date of Deposit. Cost of securities at April 26, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed peridically.

3. NET CAPITAL

{ 10}     Cost of 2,938 units at Date of Deposit .....................                                  $ 2,971,160
{ 20}     Less sales charge ..........................................                                      132,416
                                                                                                        -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,838,744
{ 31}     Redemptions of units - net cost of 596 units redeemed
{143}       less redemption amounts (principal).......................                                      (27,784)
{ 40}     Realized gain on securities sold or redeemed ...............                                       24,052
{ 50}     Principal distributions ....................................                                      (34,508)
{ 70}     Unrealized appreciation of investments......................                                      224,814
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 3,025,318
                                                                                                        ===========

4. INCOME TAXES

As of March 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $224,814, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,772,215 at March 31, 1999.


                                        D - 24.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (NEW YORK TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" is $ 1,520 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


















                                      D - 25.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (NEW YORK TRUST) (INSURED), DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 1999


                                             Rating of                            {PE VER C.}     Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)  Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Battery Park City Auth., NY, Sr. Rev.      AAA     $   500,000     5.250 %      2017      11/01/03     $   466,430 $   507,195
     Rfdg. Bonds, Ser. 1993 A (MBIA Ins.)                                                      @  102.000

   2 The City of New York, NY, G.O. Bonds,      AAA         240,000     5.750        2017      02/01/06         238,536     255,158
     Ser. 1996 G (MBIA Ins.)                                                                   @  101.500

   3 New York City Hlth. and Hosp. Corp.,       AAA         500,000     5.750        2022      02/15/03         490,070     522,985
     NY, Hlth. Sys. Bonds, 1993 Ser. A                                                         @  102.000
     (AMBAC Ins.)

   4 New York City, NY, Mun. Wtr. Fin.          AAA         340,000     5.500        2023      06/15/04         326,111     352,022
     Auth., Wtr. and Swr. Sys. Rev. Bonds,                                                     @  101.500
     Fiscal Ser. 1994 F (MBIA Ins.)

   5 New York State Med. Care Facs. Fin.        AAA         435,000     6.000        2035      02/15/05         436,670     470,087
     Agy., FHA-Ins. Mtge. Rev. Bonds                                                           @  102.000
     (Montefiore Med. Ctr.), Ser. 1995 A
     (AMBAC Ins.)

   6 Dormitory Auth. of the State of New        AAA         365,000     5.750        2025      07/01/06         354,908     385,597
     York, Ins. Rev. Bonds (The John T.                                                        @  102.000
     Mather Mem. Hosp.), Ser. 1996
     (Connie Lee Ins.)

   7 New York State Med. Care Fac. Fin.         AAA         500,000     5.250        2019      02/15/04         459,490     503,985
     Agy., Mental Hlth. Svcs. Facs. Imp. Rev.                                                  @  102.000
     Rfdg. Bonds, 1993 Ser. F
     (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,880,000                                         $ 2,772,215 $ 2,997,029
                                                          =========                                           =========   =========

                                      See Notes to Portfolios on page D - 39.





                                                   D - 26.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of March 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 2,532,775 )(Note 1).........                                                 $ 2,742,472
{ 36}  Accrued interest ...............................                                                      37,460
{ 32}  Cash - income ..................................                                                      26,109
{ 34}  Cash - principal ...............................                                                      24,053
       Deferred organization costs (Note 5) ...........                                                       1,410
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   2,831,504


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    54,772
{143}  Accrued Sponsors' fees .........................                                         291
       Other liabilities ..............................                                       1,410          56,473
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,628 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   2,766,525

{105}  Undistributed net investment income ............                                       8,506     $ 2,775,031
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 2,775,031 / 2,628 units )...........                                                 $  1,055.95
                                                                                                        ===========




                               See Notes to Financial Statements.












                                          D - 27.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                                         April 26, 1996
                                                                                                              to
                                                                          Years Ended March 31,              March 31,
                                                                         1999              1998                1997
                                                                         ----              ----                ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                     $   160,214       $   185,500       $   170,946
{ 20}  Trustee's fees and expenses ............                          (5,069)           (6,027)           (4,323)
{ 30}  Sponsors' fees .........................                          (1,364)           (1,462)           (1,365)
                                                                    ------------------------------------------------
{ 40}  Net investment income ..................                         153,781           178,011           165,258
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                          51,527
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................                         (16,169)          260,134           (34,268)
                                                                    ------------------------------------------------
       Net realized and unrealized
{ 70}    gain (loss) on investments ...........                          35,358           260,134           (34,268)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                     $   189,139       $   438,145       $   130,990
                                                                    ================================================




                              See Notes to Financial Statements.








                                        D - 28.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       April 26, 1996
                                                                                                              to
                                                                          Years Ended March 31,             March 31,
                                                                         1999              1998                1997
                                                                         ----              ----                ----

     OPERATIONS:
{ 10}  Net investment income ..................                     $   153,781       $   178,011       $   165,258
       Realized gain on
{ 20}    securities sold or redeemed ..........                          51,527
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................                         (16,169)          260,134           (34,268)
                                                                    ------------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                         189,139           438,145           130,990
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................                        (154,095)         (177,842)         (154,816)
{ 60}  Principal ..............................                         (24,949)
                                                                    ------------------------------------------------
{ 70}  Total distributions ....................                        (179,044)         (177,842)         (154,816)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............                          (1,524)             (267)
{ 83}  Redemption amounts - principal .........                        (616,823)          (71,397)
                                                                    ------------------------------------------------
{ 84}  Total share transactions ...............                        (618,347)          (71,664)
                                                                    ------------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS.....                        (608,252)          188,639           (23,826)

{100}NET ASSETS AT BEGINNING OF PERIOD ........                       3,383,283         3,194,644         3,218,470
                                                                    ------------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                     $ 2,775,031       $ 3,383,283       $ 3,194,644
                                                                    ================================================
     PER UNIT:
       Income distributions during
{120}    period ...............................                     $     54.01       $     54.22       $     47.20
                                                                    ================================================
       Principal distributions during
{130}    period ...............................                     $      8.82
                                                                    ===================
       Net asset value at end of
{140}    period ...............................                     $  1,055.95       $  1,053.33       $    973.98
                                                                    ================================================
     TRUST UNITS:
{ 83}  Redeemed during period .................                             584                68
{150}  Outstanding at end of period ...........                           2,628             3,212             3,280
                                                                    ================================================


                                   See Notes to Financial Statements.
                                              D - 29.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204
(PENNSYLVANIA TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 26, 1996 was based upon offering side evaluations at April 24, 1996, the day prior to the Date of Deposit. Cost of securities at April 26, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

3. NET CAPITAL


{ 10}     Cost of 2,628 units at Date of Deposit .....................                                  $ 2,699,089
{ 20}     Less sales charge ..........................................                                      120,389
                                                                                                        -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,578,700
{ 31}     Redemptions of units - net cost of 652 units redeemed
{143}       less redemption amounts (principal).......................                                      (48,450)
{ 40}     Realized gain on securities sold or redeemed ...............                                       51,527
{ 50}     Principal distributions ....................................                                      (24,949)
{ 70}     Unrealized appreciation of investments......................                                      209,697
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 2,766,525
                                                                                                        ===========

4. INCOME TAXES

As of March 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $209,697, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,532,775 at March 31, 1999.


                                      D - 30.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204
(PENNSYLVANIA TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" is $ 1,410 payable to the Trustee for reimbursement of costs related to the organization of the Trust.











                                     D - 31.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204
    (PENNSYLVANIA TRUST) (INSURED), DEFINED ASSET FUNDS

     PORTFOLIO
     As of March 31, 1999


                                              Rating                             {PE VER C.}     Optional
     Portfolio No. and Title of                 of          Face                                 Redemption
            Securities                     Issues(1)(4)     Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Bellefonte Area Sch. Dist., Centre         AAA     $   390,000     5.500 %      2026      05/15/06     $   373,429 $   402,484
     Cnty., PA, G.O. Bonds, Ser. 1996                                                          @  100.000
     (MBIA Ins.)

   2 Delaware Cnty. Auth., PA, Coll. Rev.       AAA         245,000     5.625        2025(6)   10/01/05         235,631     266,567
     Bonds (Neumann Coll.), Ser. 1995                                                          @  100.000
     (Connie Lee Ins.)

   3 Beaver Cnty., PA, Indl. Dev. Auth.,        AAA         450,000     6.000        2028      09/01/05         455,499     489,528
     Poll. Ctl. Rev. Rfdg. Bonds                                                               @  102.000
     (Pennsylvania Pwr. Co. Beaver Valley
     Proj.), Ser. 1995 A (AMBAC Ins.)

   4 Chester Cnty., PA, Hlth. and Educ.         AAA         300,000     5.500        2015      05/15/04         289,689     309,603
     Facs. Auth., Hlth. Sys. Rev. Bonds                                                        @  102.000
     (Main Line Hlth. Sys.), Ser. 1994 A
     (MBIA Ins.)

   5 Pennsylvania Higher Educl. Facs. Auth.,    AAA         240,000     5.625        2017      05/01/06         234,931     252,295
     La Salle Univ. Rev. Bonds, Ser. 1996                                                      @  101.000
     (MBIA Ins.)

   6 Pennsylvania Higher Educl. Facs. Auth.,    AAA         500,000     5.875        2025      07/15/05         496,525     529,000
     St. Joseph's Univ. Rev. Bonds,                                                            @  102.000
     Ser. 1995 (Connie Lee Ins.)

   7 Southeastern Pennsylvania Trans. Auth.,    AAA          25,000     5.750        2020(6)   03/01/05          24,837      27,454
     Special Rev. bonds Ser of 1995 A                                                          @  101.000
     (Financial Guaranty Ins.)
                                                            425,000     5.750        2020(6)   03/01/05         422,234     465,541
                                                                                               @  101.000


                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,575,000                                         $ 2,532,775 $ 2,742,472
                                                          =========                                           =========   =========

                                       See Notes to Portfolios page D - 39.

                                                      D - 32.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (VIRGINIA TRUST), DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of March 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 2,807,680 )(Note 1).........                                                 $ 3,039,786
       Accrued interest ...............................                                                      39,191
       Cash - income ..................................                                                         224
{ 34}  Cash - principal ...............................                                                      29,739
       Deferred organization costs (Note 5) ...........                                                       1,411
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   3,110,351


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    29,667
{143}  Accrued Sponsors' fees .........................                                         330
       Other liabilities ..............................                                       1,411          31,408
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,949 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   3,069,525

{105}  Undistributed net investment income ............                                       9,418     $ 3,078,943
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 3,078,943 / 2,949 units )...........                                                 $  1,044.06
                                                                                                        ===========




                                 See Notes to Financial Statements.











                                           D - 33.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (VIRGINIA TRUST), DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                                       April 26, 1996
                                                                                                              to
                                                                          Years Ended March 31,             March 31,
                                                                         1999              1998                1997
                                                                         ----              ----                ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                     $   169,478       $   183,662       $   169,013
{ 20}  Trustee's fees and expenses ............                          (5,129)           (5,845)           (3,528)
{ 30}  Sponsors' fees .........................                          (1,412)           (1,462)           (1,365)
                                                                    ------------------------------------------------
{ 40}  Net investment income ..................                         162,937           176,355           164,120
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                          12,265             6,557
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................                          20,646           228,797           (17,337)
                                                                    ------------------------------------------------
       Net realized and unrealized
{ 70}    gain (loss) on investments ...........                          32,911           235,354           (17,337)
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                     $   195,848       $   411,709       $   146,783
                                                                    ================================================




                                    See Notes to Financial Statements.








                                                  D - 34.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (VIRGINIA TRUST), DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        April 26, 1996
                                                                                                              to
                                                                          Years Ended March 31,              March 31,
                                                                         1999              1998                1997
                                                                         ----              ----                ----

     OPERATIONS:
{ 10}  Net investment income ..................                     $   162,937       $   176,355       $   164,120
       Realized gain on
{ 20}    securities sold or redeemed ..........                          12,265             6,557
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................                          20,646           228,797           (17,337)
                                                                    ------------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                         195,848           411,709           146,783
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................                        (163,066)         (176,032)         (153,827)
{ 60}  Principal ..............................                          (7,348)
                                                                    ------------------------------------------------
{ 70}  Total distributions ....................                        (170,414)         (176,032)         (153,827)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............                            (327)             (742)
{ 83}  Redemption amounts - principal .........                        (169,464)         (176,763)
                                                                    ------------------------------------------------
{ 84}  Total share transactions ...............                        (169,791)         (177,505)
                                                                    ------------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS.....                        (144,357)           58,172            (7,044)

{100}NET ASSETS AT BEGINNING OF PERIOD ........                       3,223,300         3,165,128         3,172,172
                                                                    ------------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                     $ 3,078,943       $ 3,223,300       $ 3,165,128
                                                                    ================================================
     PER UNIT:
       Income distributions during
{120}    period ...............................                     $     53.74       $     53.87       $     46.87
                                                                    ================================================
       Principal distributions during
{130}    period ...............................                     $      2.41
                                                                    ==================
       Net asset value at end of
{140}    period ...............................                     $  1,044.06       $  1,036.10       $    964.39
                                                                    ================================================
     TRUST UNITS:
{ 83}  Redeemed during period .................                             162               171
{150}  Outstanding at end of period ...........                           2,949             3,111             3,282
                                                                    ================================================


                                       See Notes to Financial Statements.
                                                   D - 35.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204 (VIRGINIA TRUST), DEFINED ASSET FUNDS )

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 26, 1996 was based upon offering side evaluations at April 24 1996, the day prior to the Date of Deposit. Cost of securities at April 26, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

{ 10}     Cost of 2,949 units at Date of Deposit .....................                                  $ 2,983,257
{ 20}     Less sales charge ..........................................                                      132,941
                                                                                                        -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,850,316
{ 31}     Redemptions of units - net cost of 333 units redeemed
{143}       less redemption amounts (principal).......................                                      (24,371)
{ 40}     Realized gain on securities sold or redeemed ...............                                       18,822
{ 50}     Principal distributions ....................................                                       (7,348)
{ 70}     Unrealized appreciation of investments......................                                      232,106
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 3,069,525
                                                                                                        ===========

4. INCOME TAXES

As of March 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $232,106, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,807,680 at March 31, 1999.


                                         D - 36.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204
(VIRGINIA TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" is $ 1,411 payable to the Trustee for reimbursement of costs related to the organization of the Trust.















                               D - 37.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204
     DEFINED ASSET FUNDS (VIRGINIA TRUST)

     PORTFOLIO
     As of March 31, 1999


                                               Rating                                            Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Industrial Dev. Auth. of Fairfax Cnty.,    AA      $   500,000     6.000 %      2026      08/15/06     $   502,105 $   541,300
     VA, Hlth. Care Rev. Bonds (Inova Hlth.                                                    @  102.000
     Sys. Proj.), Ser. 1996

   2 Virginia Hsg. Dev. Auth., Commonwealth     AA+         500,000     6.125        2019      07/01/05         501,260     529,285
     Mtge. Bonds, Ser. 1995 D, Subseries D-3                                                   @  102.000

   3 City of Richmond, VA, G.O. Pub. Imp.       AAA         500,000     5.000        2021      01/15/06         447,765     492,785
     Rfdg. Bonds Ser. 1995 B                                                                   @  102.000
     (Financial Guaranty Ins.) (5)

   4 Riverside Regl. Jail Auth., VA Jail Fac.   AAA         400,000     6.000        2025      07/01/05         406,476     434,512
     Rev. Bonds, Ser. 1995 (MBIA Ins.) (5)                                                     @  102.000

   5 Industrial Dev. Auth. of the City of       AAA         395,000     5.250        2025      07/01/03         359,418     395,383
     Roanoke, VA, Hosp. Rev. Rfdg. Bonds                                                       @  102.000
     (Roanoke Mem. Hosps., Community Hosp.
     of Roanoke Valley, Franklin Mem. Hosp.
     and St. Albans Psychiatric Hosp. Proj.)
     Ser. 1993 A (MBIA Ins.) (5)

   6 City of Norfolk, VA, Wtr. Rev. Bonds,      AAA         265,000     5.900        2025      11/01/05         267,200     287,064
     Ser. 1995 (MBIA Ins.) (5)                                                                 @  102.000

   7 Commonwealth of Puerto Rico, G.O. Bonds    A           350,000     5.400        2025      07/01/06         323,456     359,457
     Ser. 1996                                                                                 @  101.500

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,910,000                                         $ 2,807,680 $ 3,039,786
                                                          =========                                           =========   =========

                                     See Notes to Portfolios on page D - 39.



                                                     D - 38.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 204
(CALIFORNIA, CONNECTICUT, MARYLAND, NEW YORK, PENNSYLVANIA
AND VIRGINIA TRUSTS), DEFINED ASSET FUNDS

NOTES TO PORTFOLIOS
As of March 31, 1999

(1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

(2) See Notes to Financial Statements.

(3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

(4) All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned
"AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust.

(5) Insured by the indicated municipal bond insurance company.

(6) Bonds with an aggregate face amount of $ 160,000 of the California Trust, $ 215,000 of the Connecticut Trust and $ 695,000 of the Pennsylvania Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

                                                    D - 39.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--204
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-01227) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      15313--7/99

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Post-Effective Amendment No. 4 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Insured Series--207, 1933 Act File
         No. 33-54037).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--204
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--204, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 28TH DAY OF JULY, 1999.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)